ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details - Subsidiaries)	12 Months Ended
	Mar. 31, 2024	Mar. 01, 2021
Conbridge College [Member]
Ownership percentage		80.00%
Visionary Holdings Inc [Member]
Date of Incorporation	Aug. 20, 2013
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Holding company and rental business
Visionary Holdings Inc [Member] | Visionary Education Service And Management Inc [Member]
Ownership percentage	100.00%
Visionary Holdings Inc [Member] | Farvision Education [Member]
Ownership percentage	100.00%
Visionary Holdings Inc [Member] | Neo Canaan Investment [Member]
Ownership percentage	100.00%
Visionary Education Service And Management Inc [Member]
Date of Incorporation	Aug. 20, 2013
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Real estate development
Farvision Career Education Group Inc [Member]
Date of Incorporation	May 14, 2020
Place of Incorporation	Toronto, Ontario
Principal activity	Education services
Neo Canaan Investment Corporation [Member]
Date of Incorporation	May 26, 2020
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Rental business
Canada Animation Industry Group Inc [Member]
Date of Incorporation	Oct. 08, 2020
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Rental business
Neo Canaan Investment [Member] | Animation Group [Member]
Ownership percentage	100.00%
Toronto E School Ltd [Member]
Date of Incorporation	Nov. 15, 2017
Place of Incorporation	Toronto, Ontario
Principal activity	Online high school education
Farvision Education [Member] | Toronto E School [Member]
Ownership percentage	70.00%
Farvision Education [Member] | Art Academy [Member]
Ownership percentage	80.00%
Farvision Education [Member] | Conbridge College [Member]
Ownership percentage	80.00%
Farvision Education [Member] | MTM Animation [Member]
Ownership percentage	80.00%
Maple Toronto Art Academy Inc [Member]
Date of Incorporation	Jul. 27, 2020
Place of Incorporation	Toronto, Ontario
Principal activity	Arts and high school education
Canada Inc 7621531 [Member]
Date of Incorporation	Sep. 01, 2021
Place of Incorporation	Toronto, Ontario
Principal activity	Career college education
Maxthe Mutt Animation Inc [Member]
Date of Incorporation	Feb. 28, 2022
Place of Incorporation	Toronto, Ontario
Principal activity	Animation education
13995291 Canada Inc. [Member]
Date of Incorporation	Apr. 28, 2022
Place of Incorporation	Toronto, Ontario
Principal activity	Rental business
13995291 Canada Inc. [Member] | Ownership Parent [Member]
Ownership percentage	100.00%
Bethune Great Health Investment Management Inc [Member]
Date of Incorporation	Dec. 15, 2023
Place of Incorporation	Toronto, Ontario
Principal activity	Property investment
Bethune Great Health Investment Management Inc [Member] | Ownership Parent [Member]
Ownership percentage	100.00%
Shanghai Yuanjian Trillion Commercial Group Co Ltd [Member]
Date of Incorporation	Oct. 31, 2023
Place of Incorporation	Shanghai, China
Principal activity	Dormant
Shanghai Yuanjian Trillion Commercial Group Co Ltd [Member] | Ownership Parent [Member]
Ownership percentage	100.00%
Shanghai Airong Hundred Billion Technology Development Group Co Ltd [Member]
Date of Incorporation	Oct. 31, 2023
Place of Incorporation	Shanghai, China
Principal activity	Dormant
Shanghai Airong Hundred Billion Technology Development Group Co Ltd [Member] | Shanghai Yuanjian [Member]
Ownership percentage	80.00%
Shanghai Yulankang Health Technology Group Co Ltd [Member]
Date of Incorporation	Oct. 31, 2023
Place of Incorporation	Shanghai, China
Principal activity	Dormant
Shanghai Yulankang Health Technology Group Co Ltd [Member] | Shanghai Yuanjian [Member]
Ownership percentage	56.00%
Shanghai Yuanjian Shulian Education Technology Co Ltd [Member]
Date of Incorporation	Mar. 13, 2024
Place of Incorporation	Shanghai, China
Principal activity	Dormant
Shanghai Yuanjian Shulian Education Technology Co Ltd [Member] | Shanghai Yuanjian [Member]
Ownership percentage	70.00%
Shanghai Yuanjian Cailai Consulting Management Co Ltd [Member]
Date of Incorporation	Mar. 18, 2024
Place of Incorporation	Shanghai, China
Principal activity	Dormant
Shanghai Yuanjian Cailai Consulting Management Co Ltd [Member] | Shanghai Yuanjian [Member]
Ownership percentage	80.00%
Changle Shuang Health Industry Investment Co Ltd [Member]
Date of Incorporation	Feb. 29, 2024
Place of Incorporation	Guangdong, China
Principal activity	Dormant
Changle Shuang Health Industry Investment Co Ltd [Member] | Shanghai Yuanjian [Member]
Ownership percentage	51.00%
Yulankang Health [Member]
Date of Incorporation	Oct. 31, 2023
Place of Incorporation	Jiangsu, China
Principal activity	Dormant
Yulankang Health [Member] | Shanghai Yuanjian [Member]
Ownership percentage	80.00%
Visionary Asia SDN. BHD [Member]
Date of Incorporation	Dec. 01, 2023
Place of Incorporation	Kuala Lumpur, Malaysia
Principal activity	Dormant
Visionary Asia SDN. BHD [Member] | Ownership Parent [Member]
Ownership percentage	100.00%
Visionary International SDN. BHD [Member]
Date of Incorporation	Dec. 01, 2023
Place of Incorporation	Kuala Lumpur, Malaysia
Principal activity	Dormant
Visionary International SDN. BHD [Member] | Ownership Parent [Member]
Ownership percentage	100.00%
Visionary Biotechnology Group Inc [Member]
Date of Incorporation	Mar. 11, 2024
Place of Incorporation	Toronto, Ontario
Principal activity	Dormant
Visionary Biotechnology Group Inc [Member] | Ownership Parent [Member]
Ownership percentage	55.00%